General and Administrative Expenses_Share Grants Are Measured At Fair Value Using The Monte Carlo Simulation Model And Assumptions Used In Determining The Fair Value(Details)	12 Months Ended
	Dec. 31, 2017 KRW (₩) ₩ / shares	Dec. 31, 2016 KRW (₩)
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Information About How Expected Volatility Was Determined Share Grants	Expected volatility is based on the historical volatility of the share price over the most recent period that is generally commensurate the expected term of the grant.
Information About How Current Stock Price Was Determined Share Grants	And the current stock price of December 31, 2017 was used for the underlying asset price.
Information Whether And How Expected Dividends Were Incorporated Into Measurement Of Fair Value Stock Grants	Additionally the average three year historical dividend rate was used as the expected dividend rate.
Explanation Of Effect Of Share Grants On Financial Positions	As of December 31, 2016 and 2017, the accrued expenses related to share-based payments including share grants amounted to ₩79,742 million and ₩133,496million, respectively
Liabilities From Share Grants	₩ 133,496,000,000
Explanation Of Effect Of Share Grants On Profit Or Loss	the compensation costs from share grants amounting to ₩38,190 million and ₩73,370million were incurred during the 2016 and 2017, respectively
Expense From Share Grants Transactions With Employees	₩ 73,370,000,000
Linked to short-term performance | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Liabilities From Share Grants		₩ 79,742,000,000
Expense From Share Grants Transactions With Employees		₩ 38,190,000,000
KB Financial Group Inc. | Series 14
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 61,139
KB Financial Group Inc. | Series 14 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	0
Risk free rate (%)	1.87%
Fair value (Non-market performance condition)	₩ 52,873
KB Financial Group Inc. | Series 14 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	7
Risk free rate (%)	2.39%
Fair value (Non-market performance condition)	₩ 61,139
KB Financial Group Inc. | Series 15
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 61,139
KB Financial Group Inc. | Series 15 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	0
Risk free rate (%)	1.87%
Fair value (Non-market performance condition)	₩ 58,516
KB Financial Group Inc. | Series 15 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	3
Risk free rate (%)	2.14%
Fair value (Non-market performance condition)	₩ 61,791
KB Financial Group Inc. | Series 17
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 61,607
KB Financial Group Inc. | Series 17 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	1
Risk free rate (%)	1.87%
Fair value (Non-market performance condition)	₩ 54,116
KB Financial Group Inc. | Series 17 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	6
Risk free rate (%)	2.37%
Fair value (Non-market performance condition)	₩ 61,791
KB Financial Group Inc. | Series 18
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 60,517
KB Financial Group Inc. | Series 18 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	1.54
Risk free rate (%)	1.94%
Fair value (Non-market performance condition)	₩ 52,873
KB Financial Group Inc. | Series 18 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	7
Risk free rate (%)	2.39%
Fair value (Non-market performance condition)	₩ 62,419
KB Financial Group Inc. | Deferred grant in 2012
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	0
Risk free rate (%)	0.00%
Fair value (Market performance condition)	₩ 0
KB Financial Group Inc. | Deferred grant in 2012 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	34,180
KB Financial Group Inc. | Deferred grant in 2012 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 40,662
KB Financial Group Inc. | Deferred grant in 2013
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	0
Risk free rate (%)	0.00%
Fair value (Market performance condition)	₩ 0
KB Financial Group Inc. | Deferred grant in 2013 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	34,180
KB Financial Group Inc. | Deferred grant in 2013 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 42,824
KB Financial Group Inc. | Deferred grant in 2014
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	0
Risk free rate (%)	1.87%
Fair value (Market performance condition)	₩ 0
Fair value (Non-market performance condition)	61,294
KB Financial Group Inc. | Deferred grant in 2015
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 0
KB Financial Group Inc. | Deferred grant in 2015 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	0
Risk free rate (%)	1.87%
Fair value (Non-market performance condition)	₩ 55,745
KB Financial Group Inc. | Deferred grant in 2015 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	5
Risk free rate (%)	2.34%
Fair value (Non-market performance condition)	₩ 61,791
KB Financial Group Inc. | Deferred grant in 2016
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 0
KB Financial Group Inc. | Deferred grant in 2016 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	0
Risk free rate (%)	1.87%
Fair value (Non-market performance condition)	₩ 54,116
KB Financial Group Inc. | Deferred grant in 2016 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	6
Risk free rate (%)	2.37%
Fair value (Non-market performance condition)	₩ 61,791
KB Financial Group Inc. | Deferred grant in 2017
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 0
KB Financial Group Inc. | Deferred grant in 2017 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	0
Risk free rate (%)	1.87%
Fair value (Non-market performance condition)	₩ 58,516
KB Financial Group Inc. | Deferred grant in 2017 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	3
Risk free rate (%)	2.14%
Fair value (Non-market performance condition)	₩ 61,791
KB Financial Group Inc. | Stock granted in 2010
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	0
Risk free rate (%)	1.87%
Fair value (Market performance condition)	₩ 0
Fair value (Non-market performance condition)	₩ 40,662
KB Financial Group Inc. | Stock granted in 2011
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	0
Risk free rate (%)	1.87%
Fair value (Market performance condition)	₩ 0
KB Financial Group Inc. | Stock granted in 2011 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	38,111
KB Financial Group Inc. | Stock granted in 2011 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 40,662
KB Financial Group Inc. | Stock granted in 2012
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	0
Risk free rate (%)	1.87%
Fair value (Market performance condition)	₩ 0
KB Financial Group Inc. | Stock granted in 2012 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	34,180
KB Financial Group Inc. | Stock granted in 2012 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 40,662
KB Financial Group Inc. | Stock granted in 2013
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	0
Risk free rate (%)	1.87%
Fair value (Market performance condition)	₩ 0
KB Financial Group Inc. | Stock granted in 2013 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	34,180
KB Financial Group Inc. | Stock granted in 2013 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 40,662
KB Financial Group Inc. | Stock granted in 2014
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	0
Risk free rate (%)	1.87%
Fair value (Market performance condition)	₩ 0
Fair value (Non-market performance condition)	61,294
KB Financial Group Inc. | Stock granted in 2015
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 0
KB Financial Group Inc. | Stock granted in 2015 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	0
Risk free rate (%)	1.87%
Fair value (Non-market performance condition)	₩ 52,873
KB Financial Group Inc. | Stock granted in 2015 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	7.01
Risk free rate (%)	2.39%
Fair value (Non-market performance condition)	₩ 61,791
KB Financial Group Inc. | Stock granted in 2016
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 0
KB Financial Group Inc. | Stock granted in 2016 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	0
Risk free rate (%)	1.87%
Fair value (Non-market performance condition)	₩ 52,873
KB Financial Group Inc. | Stock granted in 2016 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	7.01
Risk free rate (%)	2.39%
Fair value (Non-market performance condition)	₩ 61,791
KB Financial Group Inc. | Stock granted in 2017
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 0
KB Financial Group Inc. | Stock granted in 2017 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	1
Risk free rate (%)	1.87%
Fair value (Non-market performance condition)	₩ 52,873
KB Financial Group Inc. | Stock granted in 2017 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	7.01
Risk free rate (%)	2.39%
Fair value (Non-market performance condition)	₩ 61,791
Kookmin Bank | Series 64
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 57,602
Kookmin Bank | Series 64 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	0
Risk free rate (%)	1.87%
Fair value (Non-market performance condition)	₩ 58,516
Kookmin Bank | Series 64 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	3
Risk free rate (%)	2.14%
Fair value (Non-market performance condition)	₩ 61,791
Kookmin Bank | Series 65
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 57,625
Kookmin Bank | Series 65 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	0
Risk free rate (%)	1.87%
Fair value (Non-market performance condition)	₩ 58,516
Kookmin Bank | Series 65 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	3
Risk free rate (%)	2.14%
Fair value (Non-market performance condition)	₩ 61,791
Kookmin Bank | Series 67
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 61,139
Kookmin Bank | Series 67 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	0
Risk free rate (%)	1.87%
Fair value (Non-market performance condition)	₩ 55,745
Kookmin Bank | Series 67 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	5
Risk free rate (%)	2.34%
Fair value (Non-market performance condition)	₩ 61,791
Kookmin Bank | Series 68
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 61,570
Kookmin Bank | Series 68 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	0.51
Risk free rate (%)	1.87%
Fair value (Non-market performance condition)	₩ 57,009
Kookmin Bank | Series 68 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	4
Risk free rate (%)	2.24%
Fair value (Non-market performance condition)	₩ 61,791
Kookmin Bank | Series 69
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 61,607
Kookmin Bank | Series 69 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	0
Risk free rate (%)	1.87%
Fair value (Non-market performance condition)	₩ 54,116
Kookmin Bank | Series 69 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	6
Risk free rate (%)	2.37%
Fair value (Non-market performance condition)	₩ 61,791
Kookmin Bank | Series 70
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 59,783
Kookmin Bank | Series 70 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	0
Risk free rate (%)	1.87%
Fair value (Non-market performance condition)	₩ 58,516
Kookmin Bank | Series 70 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	3
Risk free rate (%)	2.14%
Fair value (Non-market performance condition)	₩ 61,791
Kookmin Bank | Series 71
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 60,107
Kookmin Bank | Series 71 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	2
Risk free rate (%)	2.00%
Fair value (Non-market performance condition)	₩ 55,745
Kookmin Bank | Series 71 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	5
Risk free rate (%)	2.34%
Fair value (Non-market performance condition)	₩ 60,194
Kookmin Bank | Series 72
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 60,112
Kookmin Bank | Series 72 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	2
Risk free rate (%)	2.00%
Fair value (Non-market performance condition)	₩ 55,745
Kookmin Bank | Series 72 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	5
Risk free rate (%)	2.34%
Fair value (Non-market performance condition)	₩ 60,194
Kookmin Bank | Deferred grant in 2014
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	0
Risk free rate (%)	1.87%
Fair value (Market performance condition)	₩ 0
Fair value (Non-market performance condition)	61,294
Kookmin Bank | Deferred grant in 2015
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 0
Kookmin Bank | Deferred grant in 2015 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	0
Risk free rate (%)	1.87%
Fair value (Non-market performance condition)	₩ 57,009
Kookmin Bank | Deferred grant in 2015 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	4
Risk free rate (%)	2.24%
Fair value (Non-market performance condition)	₩ 61,791
Kookmin Bank | Deferred grant in 2016
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 0
Kookmin Bank | Deferred grant in 2016 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	0
Risk free rate (%)	1.87%
Fair value (Non-market performance condition)	₩ 54,116
Kookmin Bank | Deferred grant in 2016 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	6
Risk free rate (%)	2.37%
Fair value (Non-market performance condition)	₩ 61,791
Kookmin Bank | Deferred grant in 2017
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 0
Kookmin Bank | Deferred grant in 2017 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	0
Risk free rate (%)	1.87%
Fair value (Non-market performance condition)	₩ 57,581
Kookmin Bank | Deferred grant in 2017 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	2.89
Risk free rate (%)	2.14%
Fair value (Non-market performance condition)	₩ 62,053
Kookmin Bank | Stock granted in 2014
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	0
Risk free rate (%)	1.87%
Fair value (Market performance condition)	₩ 0
Fair value (Non-market performance condition)	61,294
Kookmin Bank | Stock granted in 2015
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 0
Kookmin Bank | Stock granted in 2015 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	0
Risk free rate (%)	1.87%
Fair value (Non-market performance condition)	₩ 55,745
Kookmin Bank | Stock granted in 2015 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	5
Risk free rate (%)	2.34%
Fair value (Non-market performance condition)	₩ 61,791
Kookmin Bank | Stock granted in 2016
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 0
Kookmin Bank | Stock granted in 2016 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	0
Risk free rate (%)	1.87%
Fair value (Non-market performance condition)	₩ 54,116
Kookmin Bank | Stock granted in 2016 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	6
Risk free rate (%)	2.37%
Fair value (Non-market performance condition)	₩ 61,791
Kookmin Bank | Stock granted in 2017
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 0
Kookmin Bank | Stock granted in 2017 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	1
Risk free rate (%)	1.87%
Fair value (Non-market performance condition)	₩ 54,116
Kookmin Bank | Stock granted in 2017 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	6
Risk free rate (%)	2.37%
Fair value (Non-market performance condition)	₩ 61,791
Other subsidiaries | Stock granted in 2010
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	0
Risk free rate (%)	1.87%
Fair value (Market performance condition)	₩ 0
Fair value (Non-market performance condition)	₩ 61,294
Other subsidiaries | Stock granted in 2011
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	0
Risk free rate (%)	1.87%
Fair value (Market performance condition)	₩ 0
Fair value (Non-market performance condition)	₩ 61,294
Other subsidiaries | Stock granted in 2012
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	0
Risk free rate (%)	1.87%
Fair value (Market performance condition)	₩ 40,544
Other subsidiaries | Stock granted in 2012 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	40,831
Other subsidiaries | Stock granted in 2012 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 61,294
Other subsidiaries | Stock granted in 2013
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.87%
Fair value (Market performance condition)	₩ 35,710
Other subsidiaries | Stock granted in 2013 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	0
Fair value (Non-market performance condition)	₩ 35,710
Other subsidiaries | Stock granted in 2013 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	1
Fair value (Non-market performance condition)	₩ 61,791
Other subsidiaries | Stock granted in 2014 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	0
Risk free rate (%)	1.87%
Fair value (Market performance condition)	₩ 43,672
Fair value (Non-market performance condition)	₩ 43,672
Other subsidiaries | Stock granted in 2014 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	5
Risk free rate (%)	2.34%
Fair value (Market performance condition)	₩ 57,388
Fair value (Non-market performance condition)	₩ 61,791
Other subsidiaries | Stock granted in 2015 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	0
Risk free rate (%)	1.87%
Fair value (Market performance condition)	₩ 42,824
Fair value (Non-market performance condition)	₩ 42,824
Other subsidiaries | Stock granted in 2015 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	6
Risk free rate (%)	2.37%
Fair value (Market performance condition)	₩ 63,009
Fair value (Non-market performance condition)	₩ 63,033
Other subsidiaries | Stock granted in 2016 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	0
Risk free rate (%)	1.87%
Fair value (Market performance condition)	₩ 42,824
Fair value (Non-market performance condition)	₩ 42,824
Other subsidiaries | Stock granted in 2016 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	6
Risk free rate (%)	2.37%
Fair value (Market performance condition)	₩ 61,811
Fair value (Non-market performance condition)	₩ 62,738
Other subsidiaries | Stock granted in 2017 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	0
Risk free rate (%)	1.87%
Fair value (Market performance condition)	₩ 57,625
Fair value (Non-market performance condition)	₩ 54,116
Other subsidiaries | Stock granted in 2017 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	6
Risk free rate (%)	2.37%
Fair value (Market performance condition)	₩ 61,607
Fair value (Non-market performance condition)	₩ 61,791
Other subsidiaries | Stock granted in 2014
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	0
Risk free rate (%)	1.87%
Fair value (Market performance condition)	₩ 0
Fair value (Non-market performance condition)	61,294
Other subsidiaries | Stock granted in 2015
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 0
Other subsidiaries | Stock granted in 2015 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	0
Risk free rate (%)	1.87%
Fair value (Non-market performance condition)	₩ 55,745
Other subsidiaries | Stock granted in 2015 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	5
Risk free rate (%)	2.34%
Fair value (Non-market performance condition)	₩ 61,791
Other subsidiaries | Stock granted in 2016
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 0
Other subsidiaries | Stock granted in 2016 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	0
Risk free rate (%)	1.87%
Fair value (Non-market performance condition)	₩ 54,116
Other subsidiaries | Stock granted in 2016 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	6
Risk free rate (%)	2.37%
Fair value (Non-market performance condition)	₩ 61,791
Other subsidiaries | Stock granted in 2017
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 0
Other subsidiaries | Stock granted in 2017 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	0
Risk free rate (%)	1.87%
Fair value (Non-market performance condition)	₩ 54,116
Other subsidiaries | Stock granted in 2017 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Expected exercise period (Years) | ₩ / shares	6
Risk free rate (%)	2.37%
Fair value (Non-market performance condition)	₩ 61,791